CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] USD ($) shares	Treasury stock [Member] CNY (¥)	Treasury stock [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY (¥)	Accumulated other comprehensive loss [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)
Balance at Dec. 31, 2013	¥ 2,433,717		¥ 105		¥ (5)		¥ 2,520,338		¥ (15,283)		¥ (383,162)		¥ 311,724
Balance, shares at Dec. 31, 2013 | shares			134,836,300	134,836,300
Net income (loss)	120,272		¥ 0		0		0		0		124,709		(4,437)
Other comprehensive loss	(3,368)		0		0		0		(3,368)		0		0
Share-based compensation	7,349		0		0		7,349		0		0		0
Dividends	(453,562)		0		0		(453,562)		0		0		0
Disposal of CAH and WHT (note 4)	(304,370)		0		0		0		0		0		(304,370)
Others	20		0		0		0		0		428		(408)
Balance at Dec. 31, 2014	1,800,058		¥ 105		(5)		2,074,125		(18,651)		(258,025)		2,509
Balance, shares at Dec. 31, 2014 | shares			134,836,300	134,836,300
Net income (loss)	(79,279)										(78,304)		(975)
Other comprehensive loss	(27,923)								(27,923)
Share-based compensation	8,084						8,084
Dividends	(288,157)						(288,157)
Share repurchase	(19,723)				(1)		(19,722)
Share repurchase, shares | shares			(1,842,099)	(1,842,099)
Contribution from non-controlling interest (note1)	40,728												40,728
Balance at Dec. 31, 2015	1,433,788		¥ 105		(6)		1,774,330		(46,574)		(336,329)		42,262
Balance, shares at Dec. 31, 2015 | shares			132,994,201	132,994,201
Net income (loss)	(265,084)	$ (38,180)									(261,867)		(3,217)
Other comprehensive loss	(41,394)	(5,962)							(41,394)		0		(3,523)
Share-based compensation	8,400						8,400
Share repurchase	(30,402)				(2)		(30,400)
Share repurchase, shares | shares			(2,902,224)	(2,902,224)
Changes in ownership of MHM (note 1)	129,985		¥ 0		0		99,915		0		0		30,070
Balance at Dec. 31, 2016	¥ 1,231,770	$ 177,411	¥ 105	$ 15	¥ (8)	$ (1)	¥ 1,852,245	$ 266,779	¥ (87,968)	$ (12,670)	¥ (598,196)	$ (86,158)	¥ 65,592	$ 9,446
Balance, shares at Dec. 31, 2016 | shares			130,091,977	130,091,977